Conestoga Small Cap Fund
Investment Objective
The Conestoga Small Cap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Small Cap Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses Conestoga Small Cap Fund		Investors Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.05%	none
Service Fees		0.25%	0.10%
Other Operating Expenses		0.04%	0.09%
Other Expenses (as a percentage of Assets):	[1]	0.29%	0.19%
Expenses (as a percentage of Assets)		1.24%	1.09%
Fee Waiver or Reimbursement	[2]	(0.14%)	(0.19%)
Net Expenses (as a percentage of Assets)		1.10%	0.90%
[1]	The Fund has adopted a Shareholder Servicing Plan on behalf of Institutional Class shares that will allow the Fund to pay an annual fee of up to 0.25% of its average daily net assets for providing services to the Fund's Institutional Class shareholders.
[2]	Conestoga Capital Advisors, LLC (the "Adviser") has contractually agreed to limit the Fund's 'Total Annual Fund Operating Expenses' (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to 0.90% (for the Institutional Class) and 1.10% (for the Investors Class) of the Fund's average daily net assets until at least January 31, 2016, subject to termination at any time at the option of the Board of Trustees (the "Board"). If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two fiscal years after the fiscal year in which the waiver or reimbursement was made to the extent such a recapture does not cause the "Total Annual Fund Operating Expenses" to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Conestoga Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example Conestoga Small Cap Fund (USD $)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Investors Class	112	380	668	1,488
Institutional Class	92	328	582	1,312

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year (ended September 30, 2014) the Fund’s portfolio turnover rate was 18.13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund doesn’t expect investments in foreign securities to exceed 20% of the Fund’s total assets. “Small-cap companies” are companies that, at the time of purchase, have market capitalizations of up to $2.5 billion. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. There is no guarantee that the Fund will achieve its objective.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in “Risks Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

·	The market values of securities acquired by the Fund decline;
·	The Adviser does not execute the Fund’s principal investment strategies effectively;
·	A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;
·	Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions;
·	A company’s earnings do not increase as expected;

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten year periods compare with those of broad measures of market performance.   Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual_funds.htm.

As of the date of this prospectus, Institutional Class shares of the Small Cap Fund had been offered for sale for less than a full calendar year. The returns below represent the returns for Investors Class shares of the Small Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Small Cap Fund should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 06/30/2009: 19.10%. During the same period, the Fund’s worst performing quarter was for the three months ended 12/31/2008: -21.51%.

Average Annual Total Returns as of 12/31/14

This table compares the Fund’s average annual total returns for Investors Class shares for the periods ended December 31, 2014 to those of the Russell 2000 Index and the Russell 2000 Growth Index. Institutional Class shares and Investors Class shares of the Small Cap Fund should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Future results may be different from those shown.

Average Annual Total Returns Conestoga Small Cap Fund	1 Year	5 Years	10 Years	Inception Date
Investors Class	(8.05%)	14.58%	8.46%	Oct. 01, 2002
Investors Class After Taxes on Distributions	(8.05%)	14.27%	8.21%	Oct. 01, 2002
Investors Class After Taxes on Distributions and Sales	(4.56%)	11.65%	6.84%	Oct. 01, 2002
Russell 2000 Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%
Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.